Carillon Chartwell Small Cap Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Aerospace & Defense - 5.1%
AAR Corp. (a)	43,175	$3,871,502
AeroVironment, Inc. (a)	16,700	5,258,663
Archer Aviation, Inc. - Class A (a)	32,716	313,419
Leonardo DRS, Inc.	22,000	998,800
Rocket Lab Corp. (a)	27,679	1,326,101
		11,768,485

Automobile Components - 1.3%
Modine Manufacturing Co. (a)	21,587	3,068,808

Banks - 7.2%
Axos Financial, Inc. (a)	33,365	2,824,347
Columbia Banking System, Inc.	94,739	2,438,582
First Horizon Corp.	196,221	4,436,557
Pinnacle Financial Partners, Inc.	31,256	2,931,500
Wintrust Financial Corp.	29,323	3,883,538
		16,514,524

Biotechnology - 7.3%
ADMA Biologics, Inc. (a)	124,493	1,825,067
BridgeBio Pharma, Inc. (a)	34,722	1,803,461
Cytokinetics, Inc. (a)	16,531	908,544
KalVista Pharmaceuticals, Inc. (a)	70,920	863,805
Madrigal Pharmaceuticals, Inc. (a)	5,109	2,343,294
Merus NV (a)	15,732	1,481,168
Palvella Therapeutics, Inc. (a)	12,130	760,430
Replimune Group, Inc. (a)	92,822	388,924
Rhythm Pharmaceuticals, Inc. (a)	15,530	1,568,375
Scholar Rock Holding Corp. (a)	52,505	1,955,286
Viking Therapeutics, Inc. (a)(b)	51,948	1,365,193
Xenon Pharmaceuticals, Inc. (a)	33,291	1,336,634
		16,600,181

Broadline Retail - 1.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	21,007	2,697,299

Chemicals - 0.8%
Avient Corp.	53,611	1,766,482

Communications Equipment - 1.1%
Lumentum Holdings, Inc. (a)	15,641	2,544,947

Construction & Engineering - 9.9%
Comfort Systems USA, Inc.	9,588	7,911,826
Dycom Industries, Inc. (a)	8,545	2,493,089
Primoris Services Corp.	29,935	4,110,974
Sterling Infrastructure, Inc. (a)	23,833	8,095,593
		22,611,482

Diversified Telecommunication Services - 0.3%
AST SpaceMobile, Inc. (a)	12,383	607,758

Electrical Equipment - 1.3%
Powell Industries, Inc.	10,044	3,061,512

Electronic Equipment, Instruments & Components - 6.1%
Coherent Corp. (a)	35,076	3,778,387
Fabrinet (a)	13,548	4,939,872
Itron, Inc. (a)	33,499	4,172,635
Powerfleet, Inc. (a)	207,582	1,087,730
		13,978,624

Financial Services - 0.5%
Walker & Dunlop, Inc.	13,661	1,142,333

Health Care Equipment & Supplies - 5.2%
ICU Medical, Inc. (a)	14,592	1,750,456
Integer Holdings Corp. (a)	26,598	2,748,371
iRhythm Technologies, Inc. (a)	9,980	1,716,460
Merit Medical Systems, Inc. (a)	67,955	5,655,895
		11,871,182

Health Care Providers & Services - 4.0%
GeneDx Holdings Corp. (a)	26,916	2,899,930
Guardant Health, Inc. (a)	25,595	1,599,176
HealthEquity, Inc. (a)	13,663	1,294,842
RadNet, Inc. (a)	44,493	3,390,811
		9,184,759

Health Care Technology - 0.6%
Waystar Holding Corp. (a)	36,754	1,393,712

Hotel & Resort REITs - 1.1%
Ryman Hospitality Properties, Inc.	27,378	2,452,795

Hotels, Restaurants & Leisure - 2.5%
Boyd Gaming Corp.	39,733	3,434,918
Churchill Downs, Inc.	9,713	942,258
Dutch Bros, Inc. - Class A (a)	26,441	1,383,922
		5,761,098

Household Durables - 1.3%
Installed Building Products, Inc.	11,751	2,898,502

Independent Power and Renewable Electricity Producers - 1.5%
Talen Energy Corp. (a)	8,226	3,499,176

Insurance - 1.5%
Skyward Specialty Insurance Group, Inc. (a)	70,653	3,360,257

Life Sciences Tools & Services - 0.5%
Adaptive Biotechnologies Corp. (a)	77,388	1,157,724

Machinery - 2.8%
Crane Co.	14,146	2,604,844
Esab Corp.	16,158	1,805,495
Federal Signal Corp.	15,810	1,881,232
		6,291,571

Media - 1.0%
Magnite, Inc. (a)	106,619	2,322,162

Metals & Mining - 2.4%
Carpenter Technology Corp.	12,330	3,027,508
Ramaco Resources, Inc. - Class A (a)	76,750	2,547,333
		5,574,841

Oil, Gas & Consumable Fuels - 2.2%
Gulfport Energy Corp. (a)	14,625	2,646,833
Matador Resources Co.	54,483	2,447,921
		5,094,754

Passenger Airlines - 0.2%
Joby Aviation, Inc. (a)	24,476	395,043

Personal Care Products - 0.8%
elf Beauty, Inc. (a)	13,891	1,840,280

Pharmaceuticals - 3.6%
Amneal Pharmaceuticals, Inc. (a)	242,942	2,431,849
ANI Pharmaceuticals, Inc. (a)	29,776	2,727,482
Axsome Therapeutics, Inc. (a)	25,624	3,112,035
		8,271,366

Professional Services - 2.3%
ExlService Holdings, Inc. (a)	58,545	2,577,736
Parsons Corp. (a)	31,000	2,570,520
		5,148,256

Retail REITs - 0.9%
Curbline Properties Corp.	97,132	2,166,044

Semiconductors & Semiconductor Equipment - 6.5%
Credo Technology Group Holding Ltd. (a)	23,492	3,420,670
MACOM Technology Solutions Holdings, Inc. (a)	33,043	4,113,523
Rambus, Inc. (a)	69,419	7,233,460
		14,767,653

Software - 7.1%
AvePoint, Inc. (a)	178,450	2,678,535
Clearwater Analytics Holdings, Inc. - Class A (a)	118,758	2,140,019
CommVault Systems, Inc. (a)	15,801	2,982,913
Core Scientific, Inc. (a)(b)	25,111	450,491
D-Wave Quantum, Inc. (a)	22,275	550,415
Gitlab, Inc. - Class A (a)	32,750	1,476,370
IREN Ltd. (a)(b)	68,799	3,228,737
Q2 Holdings, Inc. (a)	21,591	1,562,972
Terawulf, Inc. (a)	95,726	1,093,191
		16,163,643

Specialty Retail - 2.4%
Boot Barn Holdings, Inc. (a)	15,423	2,555,900
Burlington Stores, Inc. (a)	11,173	2,843,528
		5,399,428

Technology Hardware, Storage & Peripherals - 0.7%
IonQ, Inc. (a)	24,595	1,512,592

Trading Companies & Distributors - 5.0%
Applied Industrial Technologies, Inc.	19,644	5,128,066
FTAI Aviation Ltd.	25,544	4,262,272
McGrath RentCorp	17,785	2,086,180
		11,476,518
TOTAL COMMON STOCKS (Cost $182,180,486)		224,365,791

SHORT-TERM INVESTMENTS - 2.1%	Shares	Value
Money Market Funds - 2.1%
First American Government Obligations Fund - Class X, 4.05%(c)	4,906,514	4,906,514
TOTAL SHORT-TERM INVESTMENTS (Cost $4,906,514)		4,906,514

TOTAL INVESTMENTS - 100.3% (Cost $187,087,000)		229,272,305
Liabilities in Excess of Other Assets - (0.3)%		(772,657)
TOTAL NET ASSETS - 100.0%		$228,499,648
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The total market value of these securities was $4,895,976 which represented 2.1% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025. Investment made with cash collateral received for securities on loan.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Carillon Chartwell Small Cap Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$224,365,791	$–	$–	$224,365,791
Money Market Funds	4,906,514	–	–	4,906,514
Total Investments	$229,272,305	$–	$–	$229,272,305

Refer to the Schedule of Investments for further disaggregation of investment categories.